Shareholder Report, Line Graph (Details) 195056_Column Small Cap Fund_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Dec. 11, 2023	Aug. 31, 2026
Column Small Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Column Small Cap Fund
Accumulated Value	$ 12,101	$ 11,630	$ 10,000	$ 14,249
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	14,304	12,344	10,000	$ 17,219
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	$ 12,865	$ 11,894	$ 10,000	$ 16,270